Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenue - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Category of Revenue
Revenue	$ 41,360,953	$ 26,889,911	$ 17,188,293
Virtual technology service [Member]
Category of Revenue
Revenue	20,900,022	15,382,324	12,536,957
Digital marketing [Member]
Category of Revenue
Revenue			632,070
Digital asset development and others [Member]
Category of Revenue
Revenue	20,460,931	11,507,587	4,019,266
Category of Revenue [Member]
Category of Revenue
Revenue	41,360,953	26,889,911	17,188,293
Services transferred at a point in time [Member]
Category of Revenue
Revenue	41,360,953	26,889,911	16,556,223
Services transferred over time [Member]
Category of Revenue
Revenue			632,070
Timing of Revenue Recognition [Member]
Category of Revenue
Revenue	41,360,953	26,889,911	17,188,293
Revenue recognized on gross basis [Member]
Category of Revenue
Revenue	41,360,953	26,889,911	16,556,223
Revenue recognized on net basis [Member]
Category of Revenue
Revenue			$ 632,070